FAIR VALUE MEASUREMENTS (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 12, 2026	Jul. 31, 2025	May 30, 2025	Jul. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Notes payable, fair value					$ 10,597,339		$ 10,597,339		$ 9,982,682	$ 0
Notes payable, carrying value					124,245,105		124,245,105		111,932,931	0
Change in fair value of warrant liabilities					1,747,324	$ (206,166,000)	6,311,824	$ (206,166,000)	(209,916,200)
Realized gain									1,316,827
Unrealized gain derivative asset						(16,058,628)		(16,058,628)	(16,156,071)
XCF and Helena [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Cash payment		$ 2,249,381		$ 2,249,381
Realized gain									1,316,827
Unrealized gain derivative asset									16,156,071
Soule [Member] | Side Letter Forward Agreement [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Conversion shares			2,840,000
Helena [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Principal amount			$ 2,000,000.0
Net proceeds from convertible debt			$ 400,000
Share transfer			2,840,000
Sale of advanced shares value			$ 2,400,000
Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of warrant liabilities									(214,057,348)
Public Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of warrant liabilities					1,115,500	119,830,000	4,048,000	119,830,000
Change in fair value of warrant liabilities									121,417,000
Private Placement Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of warrant liabilities					621,875	$ 86,336,000	2,253,875	$ 86,336,000
Change in fair value of warrant liabilities									88,499,200
New Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of warrant liabilities	$ 33,702						9,949
Warrants issued	100,000
Exercise price	$ 0.21
Warrants term	5 years
Warrants maturity date	Jun. 12, 2031
Stock price	$ 0.34
Value of warrants							44,651
Note Payable Polar [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of warrant liabilities					$ 365,345		$ 407,027
Note Payable Polar [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of warrant liabilities									$ 5,042,023